Fair Value Measurements - Schedule of Available-for-sale Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Market Value		$ 26,600	$ 64,000
Short-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Amortized Cost	$ 20,706	26,593	64,098
Gross Unrealized Gains	17
Gross Unrealized Losses		(10)	(70)
Market Value	20,723	26,583	64,028
Short-term Investments [Member] | Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Amortized Cost	9,357	6,144	21,943
Market Value	9,357	6,144	21,943
Short-term Investments [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Amortized Cost	4,292	7,777	6,501
Gross Unrealized Gains	5
Gross Unrealized Losses		(4)	(4)
Market Value	4,297	7,773	6,497
Short-term Investments [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Amortized Cost	7,057	12,672	18,286
Gross Unrealized Gains	12
Gross Unrealized Losses		(6)	(26)
Market Value	$ 7,069	$ 12,666	18,260
Short-term Investments [Member] | United States Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Amortized Cost			17,368
Gross Unrealized Losses			(40)
Market Value			$ 17,328